UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    D. Gregory Parkinson
Address: 5068 W Plano Parkway Suite 277

         Plano, TX  75093

13F File Number:  28-06705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      D. Gregory Parkinson
Title:     President
Phone:     972.931.4808

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Plano, TX     January 17, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     88

Form13F Information Table Value Total:     $196,328 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 604059105      263     3200 SH       SOLE                     3200
Abbott Laboratories         COM                 002824100      269     5774 SH       SOLE                     5774
Agilent Technologies        COM                 00846u101     1864    77328 SH       SOLE                    77328
AIM Equity Blue Chip Fd B                                      149    12785 SH       SOLE                1    2785
Alliance Bern Growth & Inc                                     176    46994 SH       SOLE                4    6994
Alliance Bern Prm Grw Cl A                                     215    11802 SH       SOLE                1    1802
Altria Group                COM                 718154107      284     4641 SH       SOLE                     4641
Amer Electric Pwr           COM                 025537101      884    25750 SH       SOLE                    25750
American Express            COM                 025816109     4858    86178 SH       SOLE                    86178
Automatic Data Processing   COM                 053015103     1647    37144 SH       SOLE                    37144
B I S Y S Group             COM                 055472104      165    10000 SH       SOLE                    10000
Bank of New York            COM                 064057102      350    10480 SH       SOLE                    10480
Berkshire Hathaway Class B  COM                 084670207    36066    12284 SH       SOLE                    12284
Biomet Incorporated         COM                 090613100      309     7124 SH       SOLE                     7124
Boeing                      COM                 097023105     6559   126687 SH       SOLE                   126687
BP PLC ADR                  COM                 055622104     1057    18094 SH       SOLE                    18094
Bravo! Foods Intl           COM                 105666101       14    80000 SH       SOLE                    80000
Bristol-Myers Squibb        COM                 110122108     4146   161815 SH       SOLE                   161815
Burlington Resources        COM                 122014103      289     6650 SH       SOLE                     6650
Caterpillar Inc             COM                 149123101      215     2200 SH       SOLE                     2200
CenterPoint Energy          COM                 15189T107      212    18738 SH       SOLE                    18738
Central Fund of Canada Cl A                     153501101     9545  1744975 SH       SOLE                  1744975
ChevronTexaco               COM                 166764100     3557    67734 SH       SOLE                    67734
cisco Systems               COM                 17275R102      323    16702 SH       SOLE                    16702
Citigroup                   COM                 172967101      456     9474 SH       SOLE                     9474
CMKM Diamonds Inc           COM                 125809103        0  1000000 SH       SOLE                  1000000
Coca Cola                   COM                 191219104     1117    26828 SH       SOLE                    26828
Conoco Phillips             COM                 20825C104     1163    13397 SH       SOLE                    13397
Cooper Industries Ltd       COM                 216669101      421     6207 SH       SOLE                     6207
Costco Wholesale            COM                 22160K105     2533    52320 SH       SOLE                    52320
Dell Inc                    COM                 247025109      239     5675 SH       SOLE                     5675
Dow Chemical                COM                 260543103      774    15639 SH       SOLE                    15639
Duke Energy                 COM                 264399106      253    10000 SH       SOLE                    10000
E*Trade Group               COM                 269246104      548    36625 SH       SOLE                    36625
Electronic Data Systems     COM                 285661104     3328   144065 SH       SOLE                   144065
Exxon Mobil                 COM                 30231G102    12033   234749 SH       SOLE                   234749
Ford Motor II 6.5% Cv Pfd                       345395206      242     4575 SH       SOLE                     4575
Forest Labs                 COM                 345838106      440     9800 SH       SOLE                     9800
Freescale Semiconductor B   COM                 35687M206      711    38735 SH       SOLE                    38735
Gannett                     COM                 364730101     1069    13086 SH       SOLE                    13086
Gateway Inc                 COM                 367626108      739   123000 SH       SOLE                   123000
General Electric            COM                 369604103      890    24393 SH       SOLE                    24393
General Motors              COM                 370442105     1208    30150 SH       SOLE                    30150
Gillette                    COM                 375766102     2338    52200 SH       SOLE                    52200
H & R Block                 COM                 093671105     4823    98420 SH       SOLE                    98420
Home Depot                  COM                 437076102    12484   292085 SH       SOLE                   292085
Honeywell Intl              COM                 438516106      400    11298 SH       SOLE                    11298
Hubbell Inc Cl B            COM                 443510201      758    14500 SH       SOLE                    14500
Int'l Business Machines     COM                 459200101      859     8716 SH       SOLE                     8716
Invesco Strat Gold Port                                         73    20118 SH       SOLE                2     118
J.P. Morgan Chase           COM                 46625H100      284     7282 SH       SOLE                     7282
Johnson & Johnson           COM                 478160104     1537    24228 SH       SOLE                    24228
Kimberly-Clark              COM                 494368103      326     4950 SH       SOLE                     4950
Lilly Eli & Company         COM                 532457108      394     6950 SH       SOLE                     6950
Lowe's Companies            COM                 548661107     1467    25475 SH       SOLE                    25475
Lucent Technologies         COM                 549463107       48    12874 SH       SOLE                    12874
Marsh & McLennan            COM                 571748102      342    10390 SH       SOLE                    10390
MBNA Corp                   COM                 55262L100      340    12074 SH       SOLE                    12074
McDermott Int'l             COM                 580037109      404    22000 SH       SOLE                    22000
McDonalds Corp              COM                 580135101     2844    88699 SH       SOLE                    88699
Mellon Financial            COM                 58551A108      679    21810 SH       SOLE                    21810
Merck & Co                  COM                 589331107    12846   399679 SH       SOLE                   399679
Moody's Corporation         COM                 615369105      866     9974 SH       SOLE                     9974
Motorola                    COM                 620076109     6128   356275 SH       SOLE                   356275
New Plan Excel Realty       COM                 648053106      298    11000 SH       SOLE                    11000
Northern Border Ptn LP      COM                 664785102      219     4550 SH       SOLE                     4550
Pepsico                     COM                 713448108     1820    34863 SH       SOLE                    34863
Performance Technologies    COM                 71376K102      405    43600 SH       SOLE                    43600
PetroChina ADR              COM                 71646E100     2435    45350 SH       SOLE                    45350
Pfizer Incorporated         COM                 717081103      473    17600 SH       SOLE                    17600
PNC Financial Services      COM                 693475105     2461    42850 SH       SOLE                    42850
Royce Total Return Fd                                          147    11980 SH       SOLE                1    1980
Russell 2000 i Shares                           464287655      316     2444 SH       SOLE                     2444
Schering CvPfd 6%                               806605606     3299    58800 SH       SOLE                    58800
Schering Plough Corp        COM                 806605101     9683   463740 SH       SOLE                   463740
Sprint Corp                 COM                 852061100      361    14515 SH       SOLE                    14515
Tellabs Inc                 COM                 879664100     2679   311829 SH       SOLE                   311829
Texas Instruments           COM                 882508104      236     9576 SH       SOLE                     9576
Thomas & Betts              COM                 884315102     1108    36031 SH       SOLE                    36031
TXU Corp                    COM                 873168108     2253    34895 SH       SOLE                    34895
U S Bancorp                 COM                 902973304     3496   111631 SH       SOLE                   111631
United Technologies         COM                 913017109      568     5500 SH       SOLE                     5500
USG Corp                    COM                 903293405     6150   152725 SH       SOLE                   152725
Wachovia Corp               COM                 929903102     1319    25083 SH       SOLE                    25083
Weingarten Realty           COM                 948741103      349     8700 SH       SOLE                     8700
Wells Fargo & Co            COM                 949746101     3437    55305 SH       SOLE                    55305
Wireless Webconnect         COM                                  0    15000 SH       SOLE                    15000
YUM! Brands                 COM                 895953107      996    21120 SH       SOLE                    21120